Nonexempt Party-in-Interest and Related Party Transactions (Details) - EBP 001 - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant contributions		$ 17,372,232
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant contributions	$ 396